ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Net Assets Acquired

The net assets acquired in the transaction are as follows:

Amount recognized at the date of acquisition
Net assets acquired:
Cash and cash equivalents	$27,876
Prepaid expenses and other current assets	13
Accrued expenses and other current liabilities	(1,094)
Noncontrolling interests	(1,860)

Net assets	24,935
Excess payment on acquisition of assets and liabilities (including direct cost incurred) charged to consolidated statements of operations and included in development costs	5,747

$30,682

Total consideration satisfied by:
Cash paid	$30,682